Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents		$ 718,625	$ 323,595
Accounts receivable, net (Note 3)		10,032,305	3,815,714
Contract assets, current portion (Note 4)		4,636,670	8,719,395
Prepayments and other current assets (Note 5)	[1]	7,020,687	3,259,382
Total current assets		22,408,287	16,118,086
Non-current assets:
Equity method investments (Note 6)		1,324,129	1,311,010
Property, plant and equipment, net (Note 7)		241,809	595,169
Finance lease right-of-use assets, net (Note 8)		87,385	270,712
Operating lease right-of-use assets, net (Note 8)		162,886	423,157
Life insurance policy, cash surrender value (Note 9, 11, 13(g))		1,390,388	429,842
Contract assets, net of current portion (Note 4)		1,029,078	1,350,413
Deposits for acquisition of plant and equipment (Note 5)		1,784,389
Deferred tax assets (Note 12)		65,241	13,813
TOTAL ASSETS		28,493,592	20,512,202
Current liabilities:
Accounts payable		1,797,735	2,032,246
Contract liabilities (Note 4)	[2]	2,322,911	1,144,047
Bank and other borrowings (Note 11)		12,044,435	10,928,069
Finance lease liabilities, current portion (Note 8)		56,795	184,280
Operating lease liabilities, current portion (Note 8)		115,372	240,871
Accrued expenses and other current liabilities (Note 10, 15)		1,770,319	1,429,223
Income tax payable (Note 12)		372,816	317,402
Total current liabilities		19,840,407	17,133,153
Non-current liabilities:
Finance lease liabilities, net of current portion (Note 8)			56,469
Operating lease liabilities, net of current portion (Note 8)		26,700	141,254
Other long-term liabilities, net of current portion (Note 15)		34,362	139,571
TOTAL LIABILITIES		19,901,469	17,470,447
SHAREHOLDERS’ EQUITY
Additional paid-in capital		5,764,699	957,394
Retained earnings		2,821,784	2,094,337
Accumulated other comprehensive income (losses)		5,338	(10,261)
Total shareholders’ equity		8,592,123	3,041,755
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		28,493,592	20,512,202
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value		282	265
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value		20	20
Related Party
Current liabilities:
Due to related parties (Note 13)		$ 1,360,024	$ 857,015

[1]	Prepayments and deposits expected to be utilized or recovered within 12 months after the balance sheet date are classified as current.
[2]	Net contract liabilities from joint ventures were US$359,629 and US$536,341 as of March 31, 2025 and 2024, respectively.